CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACT COSTS
Schedule of movement of contract costs

	2024
	Cost to obtain	Cost to fulfill	Total
At January 1, 2024	1,641	580	2,221
Addition current year	479	1,318	1,797
Amortization during the year	(454)	—	(454)
Expense during the year	—	(831)	(831)
Impairment	—	(3)	(3)
At December 31, 2024	1,666	1,064	2,730
Current	(407)	(727)	(1,134)
Non-current	1,259	337	1,596

	2025
	Cost to obtain	Cost to fulfill	Total
At January 1, 2025	1,666	1,064	2,730
Addition current year	519	323	842
Amortization during the year	(499)	—	(499)
Expense during the year	—	(763)	(763)
Impairment	—	(8)	(8)
At December 31, 2025	1,686	616	2,302
Current	(472)	(460)	(932)
Non-current	1,214	156	1,370